As filed with the Securities and Exchange Commission on March 31, 2023

File Nos. 333-160595
811-22311

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933 Post-Effective Amendment No. 155	☒

and

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 157	☒

SCHWAB STRATEGIC TRUST

(Exact Name of Registrant as Specified in Charter)

211 Main Street
San Francisco, California 94105

(Address of Principal Executive Offices)

(800) 648-5300

(Registrant’s Telephone Number, including Area Code)

Catherine M. MacGregor, Esq.
211 Main Street
San Francisco, California 94105

(Name and Address of Agent for Service)

Copies of communications to:

Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006	John M. Loder, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On April 11, 2023, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 155 to the Registration Statement of Schwab Strategic Trust (the Registrant) is being filed, pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the 1933 Act), for the sole purpose of delaying, until April 11, 2023, the effectiveness of Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A filed on January 17, 2023, pursuant to paragraph (a) of Rule 485 of the 1933 Act (Accession Number: 0001104659-23-004135) (referred to herein as PEA No. 154).

This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of PEA No. 154 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 155 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 155 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 31st day of March, 2023.

SCHWAB STRATEGIC TRUST Registrant

Jonathan de St. Paer* Jonathan de St. Paer, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 155 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 31st day of March, 2023.

Signature	Title

Walter W. Bettinger II*	Chairman and Trustee
Walter W. Bettinger II

Michael J. Beer*	Trustee
Michael J. Beer

Robert W. Burns*	Trustee
Robert W. Burns

Nancy F. Heller*	Trustee
Nancy F. Heller

David L. Mahoney*	Trustee
David L. Mahoney

Jane P. Moncreiff*	Trustee
Jane P. Moncreiff

Kimberly S. Patmore*	Trustee
Kimberly S. Patmore

J. Derek Penn*	Trustee
J. Derek Penn

Richard A. Wurster*	Trustee
Richard A. Wurster

Dana S. Smith*	Treasurer and Chief Financial Officer
Dana S. Smith

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney